Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	September 30,	December 31,
	2021	2020
Accounts receivable	$10,302,672	$14,763,516
Less: Allowance for doubtful accounts	(1,371,909)	(1,307,965)
Total, net	$8,930,763	$13,455,551

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company did not recognize bad debt allowance for the nine months ended September 30, 2021, and 2020. The allowance balance as of September 30, 2021 was carried forward from the prior period.

The novel coronavirus epidemic that began in the PRC at the beginning of 2020 has significantly impacted the operation of customers, resulting in delays in collecting outstanding receivables as of September 30, 2021. As of the date of this report, a majority of the Company’s customers have resumed normal operations.

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31, 2020	December 31, 2019

Accounts receivable	$14,763,516	$8,047,929
Less: Allowance for doubtful accounts	(1,307,965)	(341,667)
Total, net	$13,455,551	$7,706,262

The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company recognized bad debt allowance of $1,307,965 and $341,667 for the years ended December 31, 2020 and 2019.

The novel coronavirus epidemic that began in the PRC at the beginning of 2020 has significantly impacted the operation of customers, resulting in delays in collecting outstanding receivables as of December 31, 2020. As of the date of this report, a majority of the Company’s customers have resumed normal operations.

As of the filing date, a balance of $6,158,418 account receivable out of the total balance as of December 31, 2020 has been collected.